Note 1 - Reporting Entity	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of basis of consolidation [text block]
1.	Reporting entity

Acasti Pharma Inc. (
Acasti
or the
Corporation
) is incorporated under the
Business Corporations Act
(Québec) (formerly Part
1A
of the
Companies Act
(Québec)). The Corporation is domiciled in Canada and its registered office is located at
545,
Promenade du Centropolis, Laval, Québec,
H7T

0A3.
Neptune Technologies (
Neptune
) owns approximately
19.8%
of the issued and outstanding Class A shares (
Common Shares
) of the Corporation following the US Public financing of
December 27, 2017 (
see note
6
and
13
). Prior to the US public financing, Neptune owned approximately
34.0%
of the Common Shares and was previously the parent company of Acasti.

Pursuant to a license agreement entered into with Neptune in
August 2008,
as amended, Acasti has been granted an exclusive worldwide license to use until its related patents expire, Neptune’s intellectual property to develop, clinically study and market new pharmaceutical and medical food products to treat human cardiovascular conditions. Neptune’s intellectual property is related to the extraction of ingredients from marine biomasses, such as krill. The eventual products are aimed at applications in the prescription drug, over-the-counter medicine and medical foods markets. In
December 2012,
the Corporation entered into a prepayment agreement with Neptune pursuant to which the Corporation exercised its option under the License Agreement to pay in advance all of the future royalties payable under the license which was exercised in fiscal
2014.
As a result of the royalty prepayment, Acasti is
no
longer required to pay any royalties to Neptune under the License Agreement during its term for the use of the intellectual property under license. The license allows Acasti to exploit the intellectual property rights in order to develop novel active pharmaceutical ingredients (“APIs”) into commercial products for the prescription drugs and the medical food markets. On
August 8, 2017,
Neptune announced the sale of its krill oil inventory and intellectual property to Aker BioMarine Antarctic AS (
Aker
). Aker then licensed the intellectual property back to Neptune, leaving the License Agreement between Acasti and Neptune in place and unchanged. The license Agreement allows Acasti the “freedom to operate” for CaPre, which is currently the Corporation’s only prescription drug candidate in development. There are diligence obligations with respect to the Corporation’s use of licensed technology in relation to the development and commercialization of Acasti’s product candidate. Upon the expiry of the last-to-expire licensed Neptune patents in
2022,
and the concurrent expiry of Acasti’s License Agreement with Neptune and Aker, the Corporation believes that CaPre will be fully covered under its own issued and pending patents, and after the Neptune patent expiry that Acasti will not
require any license from Neptune or any other
third
party to support the commercialization of CaPre.

The Corporation is subject to a number of risks associated with the conduct of its clinical program and its results, the establishment of strategic alliances and the development of new pharmaceutical products and their marketing. The Corporation also knows that its current product in development requires approval from the U.S Food and Drug Administration and equivalent regulatory organizations in other countries before their sale can be authorized. The Corporation has incurred significant operating losses and negative cash flows from operations since inception. To date, the Corporation has financed its operations through the public offering and private placement of Common Shares, units consisting of Common Shares and warrants and convertible debt, the proceeds from research grants and research tax credits, and the exercises of warrants, rights and options. To achieve the objectives of its business plan, Acasti plans to raise the necessary funds through additional securities offerings and the establishment of strategic alliances as well as additional research grants and research tax credits. The ability of the Corporation to complete the needed financing andultimately achieve profitable operations is dependent on a number of factors outside of the Corporation’s control.